Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Unallocated Common Stock Held by Benefit Plans [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
BALANCE at Dec. 31, 2010	$ 14	$ 13,478	$ (3,636)	$ (1,173)	$ (13)	$ 6,521	$ 15,191
BALANCE (in shares) at Dec. 31, 2010	992,436
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock allocated by ESOP		(4)		86			82
Treasury stock purchased (in shares)	(5,310)
Treasury stock purchased			(47)				(47)
Stock based compensation expense		119					119
Release of vested RRP Shares		(80)		80			0
Cash dividends declared						(134)	(134)
Net income						528	528
Other comprehensive loss, net					(43)		(43)
BALANCE at Dec. 31, 2011	14	13,513	(3,683)	(1,007)	(56)	6,915	15,696
BALANCE (in shares) at Dec. 31, 2011	987,126						987,126
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock allocated by ESOP		7		104			111
Treasury stock purchased (in shares)	(3,305)
Treasury stock purchased			(33)				(33)
Stock based compensation expense		119					119
Release of vested RRP Shares		(80)		80			0
Cash dividends declared						(153)	(153)
Net income						981	981
Other comprehensive loss, net					116		116
BALANCE at Dec. 31, 2012	$ 14	$ 13,559	$ (3,716)	$ (823)	$ 60	$ 7,743	$ 16,837
BALANCE (in shares) at Dec. 31, 2012	983,821						983,821